Note 4 - Balance Sheet Components (Details) - Property and Equipment, Net (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 321,879	$ 259,803
Less: Accumulated depreciation and amortization		(194,355)	(131,176)
Net property and equipment	191,663	127,524	128,627
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		276,443	215,639
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		32,143	30,871
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 13,293	$ 13,293